Restatement note Misalignment Balance Sheet (Details) - Increase (decrease) due to corrections of prior period errors [member] - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Group Balance Sheet Statement [Line Items]
Property, plant and equipment1	R (636)	R (500)
Deferred tax assets1	12	16
Retained earnings1	(1,293)	(1,293)	R 902
Deferred tax liabilities1	(303)	(273)
Misalignment of algorithm parameters of mine planning software
Group Balance Sheet Statement [Line Items]
Property, plant and equipment1	636	500
Deferred tax assets1	2	1
Retained earnings1	457	317
Deferred tax liabilities1	R 177	R 182